UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09571
Nuveen Senior Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Senior Income Fund (NSL)
April 30, 2009

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 125.5% (83.7% of Total Investments) (4)

	Aerospace & Defense – 1.2% (0.8% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B1	4.392%	7/31/14	B+	$338,936
565	DAE Aviation Holdings, Inc., Term Loan B2	4.790%	7/31/14	B+	333,276
792	Vought Aircraft Industries, Inc., Term Loan	2.930%	12/22/11	Ba3	626,771
364	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	3.001%	12/22/10	Ba3	263,636

2,295	Total Aerospace & Defense				1,562,619

	Airlines – 4.9% (3.2% of Total Investments)

1,960	Delta Air Lines, Inc., Credit Linked Deposit	2.478%	4/30/12	Ba2	1,328,880
1,965	Delta Air Lines, Inc., Term Loan	3.739%	4/30/14	B	1,016,069
2,586	Northwest Airlines, Inc., DIP Term Loan	2.460%	12/31/10	BB-	2,397,360
3,090	United Air Lines, Inc., Term Loan B	2.456%	2/01/14	B+	1,568,921

9,601	Total Airlines				6,311,230

	Auto Components – 1.6% (1.1% of Total Investments)

2,435	Federal-Mogul Corporation, Tranche B, Term Loan, DD1	2.430%	12/29/14	BB-	1,391,861
1,243	Federal-Mogul Corporation, Tranche C, Term Loan, DD1	2.389%	12/28/15	BB-	710,378

3,678	Total Auto Components				2,102,239

	Building Products – 7.4% (4.9% of Total Investments)

796	Atrium Companies, Inc., Term Loan	12.494%	5/31/12	CCC-	168,375
2,000	Building Materials Corporation of America, Term Loan, Second Lien	6.250%	9/15/14	Caa2	1,170,000
5,896	Building Materials Corporation of America, Term Loan	3.250%	2/22/14	B+	4,443,975
2,449	Euramax Holdings, Inc., Term Loan	8.750%	6/29/12	CCC-	587,859
2,400	Stile Acquisition Corporation, Canadian Term Loan	4.250%	4/05/13	Caa3	1,175,174
2,427	Stile Acquisition Corporation, Term Loan B	4.250%	4/05/13	Caa3	1,188,138
1,950	TFS Acquisition, Term Loan	4.720%	8/11/13	B2	901,875

17,918	Total Building Products				9,635,396

	Chemicals – 5.0% (3.3% of Total Investments)

400	Celanese US Holdings LLC, Credit Linked Deposit	2.001%	4/02/14	BB+	356,091
1,991	Georgia Gulf Corporation, Term Loan, WI/DD	TBD	TBD	B3	1,287,222
246	Hexion Specialty Chemicals, Inc., Term Loan C1, WI/DD	TBD	TBD	B1	122,174
54	Hexion Specialty Chemicals, Inc., Term Loan C2, WI/DD	TBD	TBD	B1	26,540
2,925	Hexion Specialty Chemicals, Inc., Term Loan C4	3.438%	5/05/13	B1	1,477,125
708	Huntsman International LLC, Term Loan	2.178%	4/19/14	Ba1	587,928
906	Ineos US Finance LLC, Tranche B2	7.501%	12/16/13	CCC+	486,348
906	Ineos US Finance LLC, Tranche C2	8.001%	12/16/14	CCC+	486,361
1,000	LyondellBasell Finance Company, Term Loan B2, (5), (6), DD1	7.000%	12/22/14	Caa2	320,000
1,975	Univar, Inc., Term Loan	4.220%	10/10/14	B+	1,291,156

11,111	Total Chemicals				6,440,945

	Commercial Services & Supplies – 1.2% (0.8% of Total Investments)

2,015	Rental Services Corporation, Term Loan, DD1	4.506%	11/27/13	B-	1,309,504
541	Workflow Holdings Corporation, Term Loan	8.000%	11/30/11	Caa1	278,694

2,556	Total Commercial Services & Supplies				1,588,198

	Construction Materials – 0.9% (0.6% of Total Investments)

2,000	McJunkin Red Man Holding Corporation, Term Loan	3.678%	1/31/14	B-	1,156,667

	Containers & Packaging – 1.1% (0.7% of Total Investments)

414	Graham Packaging Company, L.P., Term Loan	2.758%	10/07/11	B+	374,794
193	Smurfit-Stone Container Corporation, Canadian Revolver	3.199%	1/28/10	D	151,615
117	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	0.000%	1/28/10	D	89,966
133	Smurfit-Stone Container Corporation, Term Loan B	2.820%	1/28/10	D	102,384
250	Smurfit-Stone Container Corporation, Term Loan C	2.820%	1/28/10	D	194,730
76	Smurfit-Stone Container Corporation, Tranche C1	2.820%	1/28/10	D	58,875
580	Smurfit-Stone Container Corporation, US Revolver	2.724%	1/28/10	D	455,664

1,763	Total Containers & Packaging				1,428,028

	Diversified Consumer Services – 1.4% (0.9% of Total Investments)

955	Cengage Learning Acquisitions, Inc., Term Loan	2.930%	7/05/14	B+	708,961
1,250	West Corporation, Term Loan	2.703%	10/24/13	BB-	1,057,957

2,205	Total Diversified Consumer Services				1,766,918

	Diversified Financial Services – 0.9% (0.6% of Total Investments)

1,796	Fox Acquisition Sub LLC, Term Loan B	7.250%	7/14/15	B	1,104,433

	Diversified Telecommunication Services – 3.3% (2.2% of Total Investments)

328	Intelsat, Tranche B, Term Loan A	2.989%	1/03/14	BB-	299,865
327	Intelsat, Tranche B, Term Loan B	2.989%	1/03/14	BB-	299,774
327	Intelsat, Tranche B, Term Loan C	2.989%	1/03/14	BB-	299,774
2,000	Intelsat, Unsecured Term Loan	2.978%	2/01/14	BB-	1,586,000
2,267	Level 3 Financing, Inc., Term Loan	3.195%	3/13/14	B+	1,825,800
5,000	WCI Capital Corporation, Term Loan B, (5), (6)	0.000%	9/30/07	N/R	41,250

10,249	Total Diversified Telecommunication Services				4,352,463

	Electric Utilities – 3.7% (2.4% of Total Investments)

403	Calpine Corporation, DIP Revolver, (7)	2.577%	3/31/14	B+	234,259
2,203	Calpine Corporation, DIP Term Loan	4.095%	3/29/14	B+	1,883,900
1,960	TXU Corporation, Term Loan B2	3.969%	10/10/14	B+	1,331,721
1,970	TXU Corporation, Term Loan B3	3.969%	10/10/14	B+	1,335,794

6,536	Total Electric Utilities				4,785,674

	Electrical Equipment – 2.6% (1.7% of Total Investments)

2,901	Allison Transmission Holdings, Inc., Term Loan	3.219%	8/07/14	B	2,094,109
1,383	Sensus Metering Systems, Inc., Term Loan B1	2.801%	12/17/10	BB	1,251,261

4,284	Total Electrical Equipment				3,345,370

	Electronic Equipment & Instruments – 1.1% (0.7% of Total Investments)

1,945	Sensata Technologies B.V., Term Loan	2.803%	4/27/13	B	1,376,088

	Energy Equipment & Services – 0.5% (0.4% of Total Investments)

442	Dresser-Rand Group, Inc., Term Loan	3.452%	5/04/14	B+	380,669
750	SemGroup, L.P., Term Loan B2, WI/DD	TBD	TBD	Caa3	317,500

1,192	Total Energy Equipment & Services				698,169

	Food Products – 1.7% (1.1% of Total Investments)

252	Dole Food Company, Inc., Deposit-Funded Commitment	7.979%	4/12/13	Ba3	240,962
441	Dole Food Company, Inc., Term Loan B	7.965%	4/12/13	Ba3	422,312
1,644	Dole Food Company, Inc., Term Loan C	7.974%	4/12/13	Ba3	1,573,573

2,337	Total Food Products				2,236,847

	Health Care Equipment & Supplies – 1.0% (0.7% of Total Investments)

941	Symbion, Inc., Term Loan A	3.678%	8/01/13	Ba3	669,286
941	Symbion, Inc., Term Loan B	3.678%	8/01/14	Ba3	669,286

1,882	Total Health Care Equipment & Supplies				1,338,572

	Health Care Providers & Services – 11.8% (7.9% of Total Investments)

2,333	HCA, Inc., Term Loan A	3.220%	11/18/12	BB	2,117,186
2,679	HCA, Inc., Term Loan, DD1	3.470%	11/18/13	BB	2,424,323
4,126	Health Management Associates, Inc., Term Loan	2.970%	2/28/14	BB-	3,589,993
739	HealthSouth Corporation, Term Loan	2.959%	3/10/13	BB-	670,070
460	IASIS Healthcare LLC, Delayed Term Loan	2.428%	3/14/14	Ba2	409,944
124	IASIS Healthcare LLC, Letter of Credit	0.335%	3/14/14	Ba2	110,145
1,947	IASIS Healthcare LLC, PIK Term Loan	6.289%	6/15/14	CCC+	1,044,857
1,330	IASIS Healthcare LLC, Term Loan	2.428%	3/14/14	Ba2	1,184,659
3,860	LifeCare, Term Loan B	5.290%	8/11/12	B2	2,340,125
1,579	Vanguard Health Holding Company II LLC, Replacement Term Loan	2.678%	9/23/11	Ba3	1,492,917

19,177	Total Health Care Providers & Services				15,384,219

	Hotels, Restaurants & Leisure – 13.3% (8.9% of Total Investments)

4,850	24 Hour Fitness Worldwide, Inc., Term Loan B	3.311%	6/08/12	Ba3	3,201,000
752	Ameristar Casinos, Inc., Term Loan B	4.506%	11/10/12	BB+	676,744
763	CBRL Group, Inc., Term Loan B1	2.688%	4/27/13	BB-	675,976
92	CBRL Group, Inc., Term Loan B2	2.010%	4/28/13	BB-	81,320
3,499	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	B+	2,309,607
1,927	Cedar Fair LP, Term Loan	2.428%	8/30/12	BB-	1,755,556
1,000	Fontainebleau Las Vegas LLC, Delayed Term Loan	3.685%	6/06/14	CCC	165,000
2,500	Fontainebleau Las Vegas LLC, Term Loan, DD1	4.527%	6/06/14	CCC	412,500
455	Isle of Capri Casinos, Inc., Delayed Term Loan A, DD1	2.970%	11/25/13	B+	368,423
581	Isle of Capri Casinos, Inc., Delayed Term Loan B, DD1	2.178%	11/25/13	B+	470,241
1,280	Isle of Capri Casinos, Inc., Delayed Term Loan, DD1	2.970%	11/25/13	B+	1,036,886
1,000	QCE LLC, Term Loan	6.982%	11/05/13	N/R	340,000
983	Travelport LLC, Delayed Term Loan	2.678%	8/23/13	Ba2	673,013
268	Travelport LLC, Letter of Credit	3.470%	8/23/13	Ba2	180,600
1,334	Travelport LLC, Term Loan	2.965%	8/23/13	Ba2	900,073
794	Venetian Casino Resort LLC, Delayed Term Loan	2.180%	5/23/14	B-	483,979
3,144	Venetian Casino Resort LLC, Term Loan	2.180%	5/23/14	B-	1,916,411
2,440	Wintergames Holdings, Term Loan A	7.930%	12/22/13	N/R	1,647,275

27,662	Total Hotels, Restaurants & Leisure				17,294,604

	Household Durables – 0.0% (0.0% of Total Investments)

19	Shea Homes, Inc., Term Loan	4.500%	10/27/11	N/R	12,927

	Insurance – 1.9% (1.3% of Total Investments)

5,834	Conseco, Inc., Term Loan	6.500%	10/10/13	Caa1	2,450,457

	Internet Software & Services – 0.6% (0.4% of Total Investments)

1,477	Open Solutions, Inc., Term Loan B	3.225%	1/23/14	BB-	812,565

	IT Services – 2.9% (1.9% of Total Investments)

2,500	CDW Corporation, Term Loan, WI/DD	TBD	TBD	BB-	1,626,563
965	First Data Corporation, Term Loan B1	3.189%	9/24/14	Ba3	707,660
733	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	0.000%	7/28/12	B+	240,167
342	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien, WI/DD	TBD	TBD	N/R	246,225
1,267	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.678%	3/02/14	CCC+	414,833
655	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, WI/DD	TBD	TBD	B+	471,933

6,462	Total IT Services				3,707,381

	Leisure Equipment & Products – 2.9% (1.9% of Total Investments)

3,244	Bombardier Recreational Products, Inc., Term Loan	3.950%	6/28/13	Caa1	1,654,195
1,717	Herbst Gaming, Inc., Delayed Term Loan, (6)	0.000%	12/02/11	D	380,646
3,250	Herbst Gaming, Inc., Term Loan, (6)	0.000%	12/02/11	D	720,410
3,686	Wimar OpCo LLC, Term Loan, (5)	6.500%	1/03/12	N/R	1,022,828

11,897	Total Leisure Equipment & Products				3,778,079

	Machinery – 3.4% (2.3% of Total Investments)

356	Navistar International Corporation, Synthetic Letter of Credit	3.678%	1/19/12	Ba3	290,920
978	Navistar International Corporation, Term Loan	3.678%	1/19/12	Ba3	800,031
1,695	Oshkosh Truck Corporation, Term Loan	7.243%	12/06/13	B+	1,399,117
551	Rexnord Corporation, Incremental Term Loan	2.438%	7/19/13	BB-	436,301
1,869	Rexnord Corporation, Term Loan	3.362%	7/19/13	BB-	1,488,074

5,449	Total Machinery				4,414,443

	Media – 15.9% (10.6% of Total Investments)

1,874	American Media Operations, Inc., Term Loan	10.000%	1/13/13	B-	1,036,396
1,436	Carmike Cinemas, Inc., Term Loan	5.190%	5/19/12	B1	1,223,074
960	Cequel Communications LLC, Term Loan B	2.477%	11/05/13	BB-	872,640
1,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	6.750%	3/06/14	B1	668,000
4,995	Charter Communications Operating Holdings LLC, Term Loan, DD1	4.464%	3/06/14	B1	4,226,976
3,000	Citadel Broadcasting Corporation, Term Loan	2.953%	6/12/14	CCC+	1,241,250
2,854	Idearc, Inc., Term Loan	4.250%	11/17/14	Caa3	1,123,001
3,890	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	3.678%	4/08/12	N/R	1,907,706
1,893	Neilsen Finance LLC, Term Loan	2.469%	8/09/13	Ba3	1,609,818
1,888	Philadelphia Newspapers, Term Loan	7.750%	6/29/13	N/R	465,757
1,995	Readers Digest Association, Inc., Term Loan	3.287%	3/02/14	CCC	683,257
500	Spanish Broadcasting System, Inc., Term Loan B, WI/DD	TBD	TBD	CCC+	183,750
2,910	Tribune Company, Term Loan B, (5), (6)	5.250%	6/04/14	Ca	853,896
683	Tribune Company, Term Loan X, (5), (6)	5.000%	6/04/09	Ca	199,339
6,000	Univision Communications, Inc., Term Loan	2.678%	9/29/14	B2	3,691,500
831	WMG Acquisition Corporation, Term Loan	2.804%	2/28/11	BB	768,664

36,709	Total Media				20,755,024

	Metals & Mining – 2.6% (1.8% of Total Investments)

413	Aleris International, Inc., DIP Term Loan, (5), (7)	5.200%	2/12/10	BB-	265,293
4	Aleris International, Inc., Term Loan, (5)	12.500%	2/13/10	D	1,395
1,965	Edgen Murray II LP, Term Loan	3.703%	5/11/14	B	1,242,863
2,642	John Maneely Company, Term Loan	4.110%	12/08/13	B+	1,918,876

5,024	Total Metals & Mining				3,428,427

	Oil, Gas & Consumable Fuels – 7.5% (5.0% of Total Investments)

1,139	Alon Refining Krotz Springs, Inc., Term Loan	10.750%	7/03/14	B+	825,707
56	Alon USA Energy, Inc., Edgington Facility	3.421%	6/22/13	BB	26,108
452	Alon USA Energy, Inc., Paramount Facility	2.857%	6/22/13	BB	208,862
1,107	Big West Oil LLC, Delayed Term Loan, (5), DD1	4.500%	5/15/14	Ca	896,639
881	Big West Oil LLC, Term Loan, (5), DD1	4.500%	5/15/14	Ca	713,236
177	Calumet Lubricants Company LP, Credit Linked Deposit, DD1	5.016%	1/03/15	B1	116,623
1,322	Calumet Lubricants Company LP, Term Loan, DD1	5.234%	1/03/15	B1	872,629
158	Coffeyville Resources LLC, Credit Linked Deposit	8.750%	12/28/10	BB-	127,329
508	Coffeyville Resources LLC, Tranche D, Term Loan	8.750%	12/28/13	BB-	409,073
1,708	Quicksilver Resource, Inc., Term Loan	6.750%	8/08/13	B2	1,494,844
1,978	Venoco, Inc., Term Loan	5.250%	5/07/14	B	1,305,442
3,481	Western Refining, Inc., Term Loan	8.250%	5/30/14	BB-	2,793,536

12,967	Total Oil, Gas & Consumable Fuels				9,790,028

	Paper & Forest Products – 1.4% (1.0% of Total Investments)

3,940	Wilton Products, Term Loan	3.698%	11/16/14	B+	1,871,500

	Pharmaceuticals – 0.2% (0.2% of Total Investments)

1,000	Graceway Pharmaceuticals Inc, Term Loan, WI/DD	TBD	TBD	BB	313,600

	Real Estate Management & Development – 4.5% (3.0% of Total Investments)

3,721	Capital Automotive LP, Term Loan	2.260%	12/15/10	Ba1	2,446,591
4,020	LNR Property Corporation, Term Loan B	4.000%	7/12/11	BB	2,146,680
1,940	Realogy Corporation, Delayed Term Loan	4.159%	10/10/13	Caa1	1,264,627

9,681	Total Real Estate Management & Development				5,857,898

	Road & Rail – 2.8% (1.8% of Total Investments)

5,824	Swift Transportation Company, Inc., Term Loan	3.813%	5/10/14	B-	3,578,338

	Semiconductors & Equipment – 0.7% (0.5% of Total Investments)

1,506	Freescale Semiconductor, Inc., Term Loan	2.259%	12/01/13	B2	886,957

	Software – 2.1% (1.4% of Total Investments)

2,512	Dealer Computer Services, Inc., Term Loan	2.428%	10/26/12	BB	1,769,622
2,000	IPC Systems, Inc., Term Loan, Second Lien	6.500%	5/31/15	CCC+	393,333
931	IPC Systems, Inc., Term Loan	3.470%	5/31/14	B+	513,764

5,443	Total Software				2,676,719

	Specialty Retail – 8.4% (5.6% of Total Investments)

143	Blockbuster, Inc., Tranche A, Term Loan	6.050%	8/20/09	B1	131,254
1,047	Blockbuster, Inc., Tranche B, Term Loan	5.825%	8/20/11	B1	715,912
1,649	Burlington Coat Factory Warehouse Corporation, Term Loan, DD1	2.680%	5/28/13	B3	1,149,906
1,337	Michaels Stores, Inc., Term Loan	2.696%	10/31/13	B	929,940
1,122	Micro Warehouse, Inc., Term Loan B, (5), (6), (8)	0.000%	1/30/07	N/R	165,826
3,876	Norwood Promotional Products, Inc., Term Loan A	6.750%	8/17/09	N/R	3,100,786
6,536	Norwood Promotional Products, Inc., Term Loan B	3.000%	8/17/11	N/R	718,974
2,000	Toys “R” Us – Delaware, Inc., Term Loan B	4.697%	7/19/12	BB-	1,579,286
3,948	TRU 2005 RE Holding Co I LLC, Term Loan	3.509%	12/08/09	B3	2,496,795

21,658	Total Specialty Retail				10,988,679

	Trading Companies & Distributors – 1.8% (1.2% of Total Investments)

824	Ashtead Group Public Limited Company, Term Loan	2.250%	8/31/11	BB+	745,722
393	Brenntag Holdings GmbH & Co. KG, Acquisition Facility	2.505%	1/20/14	B+	318,110
1,607	Brenntag Holdings GmbH & Co. KG, Facility B2	3.175%	1/20/14	B+	1,301,892

2,824	Total Trading Companies & Distributors				2,365,724

	Wireless Telecommunication Services – 1.3% (0.9% of Total Investments)

2,000	Asurion Corporation, Term Loan	3.775%	7/03/14	N/R	1,747,000

$269,901	Total Variable Rate Senior Loan Interests (cost $248,751,278)				163,344,425

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 1.9% (1.3% of Total Investments)

	Food & Staples Retailing – 1.5% (1.0% of Total Investments)

$3,000	Great Atlantic & Pacific Tea Company Inc.	5.125%	6/15/11	CCC+	$1,935,000

	Semiconductors & Equipment – 0.4% (0.3% of Total Investments)

1,000	Advanced Micro Devices, Inc.	5.750%	8/15/12	CCC+	537,500

$4,000	Total Convertible Bonds (cost $2,133,902)				2,472,500

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 8.9% (5.9% of Total Investments)

	Auto Components – 0.2% (0.2% of Total Investments)

$400	Exide Technologies	10.500%	3/15/13	B-	$302,000

	Electronic Equipment & Instruments – 0.6% (0.4% of Total Investments)

1,450	Sanmina-SCI Corporation	8.125%	3/01/16	B3	739,500

	Food & Staples Retailing – 0.7% (0.4% of Total Investments)

1,000	Duane Reade Inc., Floating Rate Note, 4.500% plus three-month LIBOR	5.516%	12/15/10	CCC+	855,000

	Health Care Equipment & Supplies – 1.8% (1.2% of Total Investments)

3,000	Select Medical Corporation	7.625%	2/01/15	B3	2,295,000

	Health Care Providers & Services – 1.5% (1.0% of Total Investments)

2,000	HCA Inc., 144A	8.500%	4/15/19	BB	2,022,500

	Household Durables – 0.2% (0.1% of Total Investments)

400	Sealy Mattress Company	8.250%	6/15/14	CCC+	268,000

	Leisure Equipment & Products – 0.7% (0.5% of Total Investments)

1,000	Remington Arms Company	10.500%	2/01/11	B3	945,000

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

1,000	SemGroup LP, 144A, (6), (9)	8.750%	11/15/15	N/R	37,500

	Paper & Forest Products – 0.5% (0.4% of Total Investments)

2,000	Verso Paper Holdings LLC, Series B, Floating Rate Note, 3.750% plus three-month LIBOR	4.766%	8/01/14	B-	685,000

	Pharmaceuticals – 0.7% (0.4% of Total Investments)

1,000	Elan Financing Corporation PLC, Floating Rate Note, 4.000% plus three-month LIBOR	5.016%	11/15/11	B	865,000

	Semiconductors & Equipment – 0.8% (0.5% of Total Investments)

100	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	6.516%	6/01/13	BB-	84,000
1,350	NXP BV, 144A	10.000%	7/15/13	N/R	951,750

1,450	Total Semiconductors & Equipment				1,035,750

	Textiles, Apparel & Luxury Goods – 1.2% (0.8% of Total Investments)

2,000	HanesBrands Inc., Floating Rate Note, 3.375% plus six-month LIBOR	4.940%	12/15/14	B	1,540,000

$16,700	Total Corporate Bonds (cost $12,362,411)				11,590,250

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 13.7% (9.1% of Total Investments)

$17,820	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/09, repurchase price $17,820,298, collateralized by $16,785,000 U.S. Treasury Notes, 3.500%, due 5/31/13, value $18,179,834	0.080%	5/01/09	$17,820,258

	Total Short-Term Investments (cost $17,820,258)			17,820,258

	Total Investments (cost $281,067,849) – 150.0%			195,227,433

	Borrowings – (25.3)% (10)			(32,900,000)

	Other Assets Less Liabilities – (4.7)%			(6,156,871)

	Preferred Shares, at Liquidation Value – (20.0)% (10)			(26,000,000)

	Net Assets Applicable to Common Shares – 100%			$130,170,562

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$17,820,258	$177,241,349	$165,826	$195,227,433

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance at beginning of period	$165,826
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(370)
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	370
Net transfers in to (out of) at end of period fair value	—

Balance at end of period	$165,826

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At April 30, 2009, the cost of investments was $281,092,045.
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$3,663,593
Depreciation	(89,528,205)

Net unrealized appreciation (depreciation) of investments	$(85,864,612)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating.
Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to April 30, 2009, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(7)	Position, or portion of position, represents an unfunded Senior Loan commitment outstanding at April 30, 2009. At April 30, 2009, the Fund had unfunded Senior Loan Commitments of $772,943.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(9)
This issue is under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(10)	Borrowings and Preferred Shares, at Liquidation Value as a percentage of Total Investments are 16.9% and 13.3%, respectively.

N/R	Not rated.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Senior Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date June 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 29, 2009